Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CURRENT ASSETS
Cash	$ 774,012	$ 4,120	$ 540,156
Subscription receivable		1,171,520
Accounts receivable, net of allowance of $409,000	1,336,591	1,182,060	1,466,483
Inventory, net	282,602	55,981	62,197
Other current assets	13,750	6,877	6,875
Prepaid expenses	30,449	30,248	31,230
Total current assets	2,437,404	2,450,806	2,106,941
OTHER ASSETS:
Property and equipment, net	354,643	252,835	418,873
Deposits	13,320	13,320	13,320
Other assets	1,544
Marketable Securities, net	164,000	115,200	524,800
Intangible assets, net of accumulated amortization of $911,591 and $668,498, respectively			546,952
Deferred financing costs, net	107,180
Total Assets	3,078,091	2,832,161	3,610,886
CURRENT LIABILITIES
Accounts payable and accrued liabilities	1,032,235	2,186,691	1,648,252
Notes payable	2,016,245	1,972,544	1,649,140
Convertible notes payable, net of discount	328,478
Derivative liability	4,523,086
Deferred revenue		4,904	59,582
Total Liabilities	7,900,044	4,164,139	3,356,974
Stockholders' Deficit
Preferred Stock ($.001 par value; 10,000,000 shares authorized) Series B convertible preferred stock ($.001 par value; 626,667 shares issued and outstanding)	626	626	626
Common stock ($.001 par value; 1,000,000,000 shares authorized)	187,073	157,961	134,445
Additional paid in capital	35,854,358	32,866,315	29,360,833
Accumulated deficit	(40,851,010)	(34,328,080)	(29,622,792)
Accumulated other comprehensive income	83,000	67,200	476,800
Subscription receivable	(83,000)	(83,000)	(83,000)
Treasury stock, at cost, (162,500 shares)	(13,000)	(13,000)	(13,000)
Total stockholders' equity (deficit)	(4,821,953)	(1,331,978)	253,912
Total Liabilities and stockholders' Equity (Deficit)	$ 3,078,091	$ 2,832,161	$ 3,610,886